UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Senior Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of November 30, 2015 (Unaudited)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 132.6%
			Aerospace & Defense: 0.5%
875,000		(1)	Computer Sciences Government Services Inc., Term Loan B, 3.750%, 10/06/22	$876,094	0.2
1,611,231			Custom Sensors & Technologies, First Lien Term Loan, 4.500%, 09/30/21	1,609,217	0.3
				2,485,311	0.5

			Automotive: 6.1%
1,990,000			BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	1,992,487	0.4
1,985,000			Dealer Tire, LLC, Term Loan B, 5.500%, 12/22/21	1,989,962	0.4
1,343,250			Dynacast International LLC,First Lien Term Loan, 4.500%, 01/28/22	1,330,641	0.3
6,912,500			Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	6,227,008	1.2
5,600,005			Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	4,298,004	0.8
393,717			Fram Group Holdings Inc., Second Lien Term Loan, 11.000%, 01/29/18	190,953	0.0
7,702,250			Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	7,149,613	1.3
2,503,759			Key Safety Systems, Inc., First Lien Term Loan, 4.750%, 08/29/21	2,445,078	0.5
EUR	1,246,875		Metaldyne Performance Group, Euro Term Loan B, 3.750%, 10/20/21	1,315,739	0.2
1,800,291			Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	1,778,538	0.3
1,260,000		(1)	NN, Inc., Upsized Term Loan B, 5.750%, 10/30/22	1,248,975	0.2
594,000			Service King, Upsized Term Loan B, 4.500%, 08/18/21	591,525	0.1
2,025,000			TI Group Automotive Systems, L.L.C.,Term Loan B, 4.500%, 06/30/22	2,006,016	0.4
				32,564,539	6.1

			Beverage & Tobacco: 0.8%
EUR	3,890,007		Jacobs Douwe Egberts, Term Loan B-1 EUR, 4.250%, 07/02/22	4,111,699	0.8

			Building & Development: 0.9%
721,875			Leighton Services, Term Loan B, 5.500%, 05/21/22	721,875	0.1
452,985			Minimax Viking GmbH, Facility B1 Loan, 4.000%, 08/16/20	451,853	0.1
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Building & Development: (continued)
2,436,002		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	$2,432,197	0.5
598,627		PrimeSource Building Products, Term Loan B, 4.500%, 05/06/22	590,396	0.1
720,632		Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	721,983	0.1
			4,918,304	0.9

		Business Equipment & Services: 10.5%
4,942,656		Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	4,753,189	0.9
2,721,263		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/25/21	2,644,485	0.5
2,100,000		AlixPartners LLP,Term Loan B, 4.500%, 07/27/22	2,094,225	0.4
2,241,595		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	2,216,377	0.4
920,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	906,966	0.2
1,047,375		Boyd Corporation, First Lien Term Loan, 5.250%, 04/15/22	1,017,263	0.2
1,488,750		Central Security Group, Inc., First Lien Term Loan, 6.250%, 09/30/20	1,449,670	0.3
1,949,013		Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.250%, 11/14/19	1,905,160	0.4
758,770		First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	749,285	0.1
1,398,224		First American Payment Systems, Second Lien, 10.750%, 04/12/19	1,377,251	0.3
4,937,500		Interactive Data Corporation, Term Loan B, 4.750%, 05/01/21	4,934,138	0.9
EUR	2,430,000	ION Trading Technologies Limited, Tranche B-1 Euro Term Loans, 4.500%, 06/10/21	2,570,625	0.5
4,794,753		iQor, First Lien Term Loan, 6.000%, 04/01/21	3,835,803	0.7
2,500,000		iQor, Second Lien Term Loan, 9.750%, 04/01/22	1,937,500	0.4
1,985,000		Knowledge Universe Education, LLC,First Lien Term Loan, 6.000%, 08/11/22	1,950,262	0.4
1,950,313		Learning Care Group, Term Loan, 5.000%, 05/01/21	1,950,312	0.4
2,853,226		Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	2,838,960	0.5

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
2,000,000		Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	$1,985,000	0.4
2,475,000		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,252,250	0.4
4,950,406		SourceHOV, First Lien Term Loan, 7.750%, 10/27/19	4,504,870	0.8
1,155,000		SourceHOV, Second Lien Term Loan, 11.500%, 04/27/20	1,010,625	0.2
3,476,277		SurveyMonkey.com, LLC, Term Loan B, 6.250%, 02/07/19	3,371,989	0.6
345,830		Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/22/21	346,263	0.1
1,485,670		Sutherland Global Services, Term Loan B, 6.000%, 04/22/21	1,487,527	0.3
211,711		Miller Heiman, Inc., Term Loan B, 6.750%, 09/30/19	190,540	0.0
EUR	250,000	Vistra Group Ltd,EUR First Lien, 4.750%, 10/26/22	265,623	0.0
400,000		Vistra Group Ltd,USD First Lien, 4.750%, 10/26/22	401,000	0.1
92,911		Wash Multi-Family Services, CAD First Lien Term Loan, 4.250%, 05/26/22	91,052	0.0
530,527		Wash Multi-Family Services, USD First Lien Term Loan, 4.250%, 05/26/22	519,916	0.1
			55,558,126	10.5

		Cable & Satellite Television: 3.6%
2,350,000		Charter Communications Operating, LLC,Term Loan I, 3.500%, 01/23/23	2,344,675	0.4
2,756,750		Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	2,679,216	0.5
250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 07/01/23	242,813	0.0
1,955,032		New Wave Communications, Including Add on Term Loan B, 4.750%, 04/30/20	1,926,928	0.4
2,000,000		Numericable (YPSO France SAS), USD Add On, 4.000%, 07/27/22	1,956,250	0.4
5,119,282		RCN Cable, Term Loan B, 4.250%, 02/25/20	5,091,285	1.0
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Cable & Satellite Television: (continued)
4,891,508		Wideopenwest Finance, LLC,Term Loan B, 4.500%, 04/01/19	$4,792,661	0.9
			19,033,828	3.6

		Chemicals & Plastics: 6.6%
2,008,988		Armacell, First Lien Term Loan USD, 5.500%, 07/02/20	2,016,522	0.4
334,981		Aruba Investments, Inc (a.k.a Angus Chemical),US Term Loan, 4.500%, 02/02/22	332,888	0.1
1,099,479		AZ Chem US Inc., First Lien Senior Secured Term Loan, 4.500%, 06/13/21	1,099,274	0.2
2,081,481		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	2,070,641	0.4
1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	957,500	0.2
2,000,000		Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	1,942,500	0.4
2,264,247		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.500%, 09/03/21	2,232,169	0.4
374,306		Flint Group Holdings S.A.R.L., USD Term Loan C, 4.500%, 09/03/21	370,329	0.1
777,521		Gemini HDPE LLC, Senior Secured Term Loan, 4.750%, 08/06/21	774,930	0.1
2,089,495		Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	2,051,361	0.4
268,787		Kleopatra Holdings 2 S.C.A (Kloeckner), Initial German Borrower Dollar Term Loans, 5.000%, 04/29/20	268,619	0.0
628,963		Kleopatra Holdings 2 S.C.A (Kloeckner), Initial US Borrower Dollar Term Loans, 5.000%, 04/29/20	628,569	0.1
886,500		Kronos Worldwide, Inc.,Term Loan B Facility, 4.000%, 02/21/20	806,715	0.1
EUR	563,519	MacDermid, Inc. (a.k.a Platform Specialty Products Corp), Euro Term Facility, 4.250%, 06/07/20	586,176	0.1
630,337		MacDermid, Inc. (a.k.a Platform Specialty Products Corp), Tranche B-2 Term Loan, 4.750%, 06/07/20	614,579	0.1
1,813,290		MacDermid, Inc., First Lien Term Loan, 4.500%, 06/07/20	1,765,011	0.3

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Chemicals & Plastics: (continued)
2,043,810			Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	$2,039,978	0.4
1,060,435			Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	1,058,447	0.2
EUR	1,528,828		Monarch (Allnex S.a.r.l.), First Lien Term Loan Euro, 4.750%, 10/01/19	1,615,283	0.3
1,089,000			Orion Engineered Carbons, Term Loan B (USD), 5.000%, 07/25/21	1,094,445	0.2
EUR	1,318,393		Oxea S.a.r.l., First Lien Term Loan Euro, 4.500%, 01/15/20	1,348,984	0.3
3,101,700			Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	2,989,263	0.6
997,500			Royal Adhesives & Sealants, First Lien Term Loan, 4.500%, 06/19/22	992,762	0.2
200,000			Royal Adhesives & Sealants, Second Lien Term Loan, 8.500%, 06/19/23	198,625	0.0
1,089,000			Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	1,066,200	0.2
2,977,500			Styrolution Group GmbH, Term Loan B-1 USD, 6.500%, 11/07/19	3,002,312	0.6
1,000,000		(1)	Tronox Pigments (Netherlands) BV, Term Loan, 4.250%, 03/19/20	914,688	0.2
				34,838,770	6.6

			Clothing/Textiles: 0.8%
3,565,124			Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 5.000%, 12/10/21	3,571,809	0.7
398,442			Vince, LLC, Term Loan, 5.750%, 11/27/19	382,504	0.1
				3,954,313	0.8

			Conglomerates: 0.9%
1,287,000			Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	1,254,825	0.2
600,000			Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	537,000	0.1
1,918,019			ServiceMaster Company, Term Loan, 4.250%, 07/01/21	1,910,826	0.4
1,066,384			Waterpik, First Lien, 5.750%, 07/08/20	1,061,497	0.2
198,406			WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	194,810	0.0
				4,958,958	0.9
Principal Amount†			Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Containers & Glass Products: 3.4%
2,593,769		(1)	Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	$2,571,885	0.5
550,000			Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	536,250	0.1
EUR	500,313		Constantia Flexibles, Term Loan B1 Euro, 4.750%, 04/30/22	532,203	0.1
52,709			Constantia Flexibles, Term Loan B1 USD, 4.750%, 04/30/22	53,170	0.0
EUR	74,687		Constantia Flexibles, Term Loan B2 Euro, 4.750%, 04/30/22	79,448	0.0
270,666			Constantia Flexibles, Term Loan B2 USD, 4.750%, 04/30/22	273,035	0.1
317,485			EveryWare, Inc.,Term Loan, 10.000%, 06/04/18	313,516	0.1
1,091,750			Hilex Poly Co, LLC (aka Novolex), First Lien Term Loan Facility, 6.000%, 12/03/21	1,092,660	0.2
1,239,393			Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/21	1,208,718	0.2
594,247			Milacron LLC, Term Loan, 4.500%, 09/28/20	591,825	0.1
2,880,045			Otter Products, Term Loan B, 5.750%, 06/03/20	2,794,545	0.5
750,000			Peacock Engineering Company, LLC,First Lien Term Loan Facility, 5.250%, 07/29/22	748,750	0.1
825,000			Prolampac Intermediate Inc, First Lien Term Facility, 5.000%, 08/12/22	821,906	0.2
1,791,000			SIG Combibloc Group AG, USD Term Loan, 4.250%, 03/10/22	1,782,294	0.3
2,479,444			TricorBraun, Term Loan, 4.000%, 05/03/18	2,459,814	0.5
EUR	2,000,000		Verallia, EUR Term Loan, 5.000%, 07/24/22	2,118,382	0.4
				17,978,401	3.4

			Diversified Insurance: 6.6%
2,137,628			Acrisure, LLC, First Lien Term Loan, 5.250%, 05/19/22	2,062,811	0.4
732,014			Acrisure, LLC, Incremental Delayed Draw Term Loan (08/2015), 5.250%, 05/19/22	703,027	0.1
3,790,500			Alliant Holdings, I, LLC,Term Loan B, 4.500%, 08/12/22	3,734,829	0.7
925,000			AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	927,891	0.2

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Diversified Insurance: (continued)
5,284,504	AmWINS Group, Inc., Term Loan B, 5.250%, 09/06/19	$5,301,414	1.0
2,663,517	Applied Systems Inc., First Lien Term Loan, 4.250%, 01/25/21	2,628,281	0.5
980,283	Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	952,099	0.2
1,200,000	AssuredPartners, Inc., First Lien Term Loan, 5.750%, 10/22/22	1,200,000	0.2
1,857,250	Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	1,778,317	0.3
1,400,000	Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,316,000	0.3
3,798,722	Hub International Limited, Term Loan B, 4.000%, 10/02/20	3,697,422	0.7
4,509,123	National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	4,431,625	0.9
1,825,000	Sedgwick Holdings, Inc., Incremental Second Lien Term Loan, 6.750%, 02/28/22	1,705,234	0.3
2,300,000	Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	2,149,062	0.4
2,304,878	USI, Inc., Term Loan, 4.250%, 12/27/19	2,271,027	0.4
		34,859,039	6.6

	Drugs: 0.8%
2,141,446	Alvogen Pharma U.S., Term Loan B, 6.000%, 03/31/22	2,102,187	0.4
2,150,000	Endo Pharmaceuticals Holdings Inc.,Term Loan B, 3.750%, 09/26/22	2,116,853	0.4
		4,219,040	0.8

	Ecological Services & Equipment: 1.3%
4,405,500	4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	4,185,225	0.8
1,951,938	ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	1,912,290	0.3
895,500	Waste Industries USA, Inc., Term Loan B, 4.250%, 02/24/20	897,739	0.2
		6,995,254	1.3

	Electronics/Electrical: 17.7%
1,990,000	Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	1,978,806	0.4
2,849,267	Active Network, Inc., First Lien Term Loan, 5.500%, 11/15/20	2,822,555	0.5
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)

2,947,500		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	$2,886,095	0.5
1,400,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/27/21	1,349,834	0.3
1,800,801		Aspect Software, Inc., Term Loan, 7.500%, 05/07/16	1,665,741	0.3
7,000,000	(1)	Avago Technologies, Term Loan B, 4.250%, 11/11/22	6,934,375	1.3
3,966,896		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	3,857,806	0.7
1,975,000	(1)	Blue Coat Systems, Inc., Term Loan B, 4.500%, 05/22/22	1,933,278	0.4
1,923,523		BMC Software, Inc., U.S. Term Loan, 5.000%, 09/10/20	1,677,312	0.3
2,838,550		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	2,678,882	0.5
2,068,126		Dell International LLC,Term B Loans, 4.000%, 04/29/20	2,062,052	0.4
1,707,050		ECI, Term Loan B, 5.750%, 05/28/21	1,711,317	0.3
2,693,250		Epicor Software Corporation, Term Loan B, 4.750%, 06/01/22	2,653,333	0.5
2,181,571		Epiq Systems, Inc., Term Loan, 4.500%, 08/27/20	2,148,848	0.4
1,095,000		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	1,076,750	0.2
2,092,500		FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	2,092,500	0.4
4,168,757		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 02/28/20	4,166,790	0.8
2,205,000		Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	2,205,994	0.4
5,263,843		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	5,252,147	1.0
2,637,492		Hyland Software, Inc., First Lien Term Loan, 4.750%, 07/01/22	2,612,106	0.5
1,000,000		Hyland Software, Inc., Second Lien Term Loan, 8.250%, 06/30/23	951,250	0.2
3,700,000		Informatica Corporation,Term Loan B, 4.500%, 08/05/22	3,603,867	0.7
2,986,743		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	2,973,210	0.6
850,000		Linxens,Term Loan B-1 USD, 5.000%, 10/16/22	844,333	0.2

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)

2,273,731		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	$2,273,731	0.4
2,950,000	(1)	NXP Semiconductors, Tranche B Loan, 3.750%, 11/05/20	2,938,200	0.6
1,994,505		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	1,972,067	0.4
575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	559,427	0.1
1,341,290		Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	1,340,033	0.2
5,552,870		RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	5,051,379	0.9
1,400,000		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	1,161,125	0.2
4,179,000		Riverbed Technology, Inc., First Lien Term Loan, 6.000%, 04/24/22	4,181,612	0.8
2,616,875		Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	2,227,146	0.4
1,900,673		SS&C Technologies Inc.,Term Loan B-1, 3.750%, 07/06/22	1,899,994	0.4
285,650		SS&C Technologies Inc.,Term Loan B-2, 3.750%, 07/06/22	285,548	0.1
2,992,500		TTM Technologies, Term Loan B, 6.000%, 05/31/21	2,760,581	0.5
5,007,960		Zebra Technologies, Term Loan B, 4.750%, 10/27/21	5,030,261	0.9
			93,820,285	17.7

		Equity REITs and REOCs: 0.3%
1,750,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/29/20	1,764,583	0.3

		Financial Intermediaries: 2.3%
2,957,592		Duff & Phelps, Add-on Term Loan, 4.750%, 04/23/20	2,920,622	0.5
3,000,000	(1)	First Eagle Investment Management, Inc., Term Loan B, 4.250%, 10/30/22	2,959,689	0.6
1,750,000	(1)	LPL Holdings, Inc., Term Loan B New, 4.750%, 11/20/22	1,745,625	0.3
1,072,500		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	986,700	0.2
2,276,746		Santander Asset Management, Term Loan B-1 USD, 4.250%, 12/17/20	2,287,420	0.4
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Financial Intermediaries: (continued)

1,426,778	Walker & Dunlop, Term Loan, 5.250%, 12/20/20	$1,430,345	0.3
		12,330,401	2.3

	Food Products: 5.3%
5,368,396	Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	5,372,423	1.0
2,500,000	Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	2,481,250	0.5
1,273,654	Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,270,470	0.2
3,490,209	Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/15/21	3,272,071	0.6
2,000,000	Atrium Innovations, Inc., USD Second Lien Term Loan, 7.750%, 08/13/21	1,760,000	0.3
4,349,978	CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	4,294,515	0.8
1,080,750	Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	1,034,818	0.2
1,700,000	Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	1,521,500	0.3
1,100,000	Hostess,First Lien Term Loan, 4.500%, 08/03/22	1,098,447	0.2
4,000,000	JBS USA, Inc. (FKA Swift),Term Loan B, 4.000%, 10/30/22	3,984,976	0.8
2,020,739	NPC International, Term Loan, 4.000%, 12/28/18	1,997,163	0.4
		28,087,633	5.3

	Food Service: 1.6%
3,782,351	CEC Entertainment, Inc., First Lien Term Loan, 4.250%, 02/14/21	3,588,505	0.7
1,185,143	P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	1,149,589	0.2
3,875,584	Restaurant Brands International (F.K.A. Burger King Corporation),Term Loan B, 3.750%, 12/12/21	3,868,663	0.7
		8,606,757	1.6

	Food/Drug Retailers: 1.9%
2,975,543	Albertsons LLC, Term Loan B4, 5.500%, 08/25/21	2,976,888	0.6
2,472,513	Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,426,153	0.5

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food/Drug Retailers: (continued)

775,000	Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/04/22	$744,000	0.1
2,951,677	Supervalu, Term Loan, 4.500%, 03/21/19	2,946,479	0.5
831,247	TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	830,208	0.2
		9,923,728	1.9

	Health Care: 12.4%
1,547,005	Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,299,484	0.2
2,967,563	Air Medical Group Holdings, Inc., Term Loan B, 4.500%, 04/28/22	2,911,303	0.5
1,510,592	Alere US Holdings, LLC, New Term Loan B, 4.250%, 06/15/22	1,494,408	0.3
533,663	Aspen Dental Management, Inc., Term Loan B, 5.500%, 04/29/22	532,773	0.1
2,424,754	ATI Physical Therapy, Term Loan B, 5.250%, 12/20/19	2,415,661	0.5
2,078,895	CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	1,860,611	0.4
3,845,792	Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/20/21	3,810,218	0.7
2,402,166	CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	2,383,400	0.4
1,960,718	CHS/Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21	1,933,606	0.4
1,122,188	Concentra Inc, Term Loan B, 4.000%, 06/01/22	1,101,146	0.2
1,370,000	Connolly / iHealth Technologies, First Lien, 4.500%, 05/14/21	1,360,581	0.3
1,900,000	Connolly / iHealth Technologies, Second Lien, 8.000%, 05/14/22	1,900,000	0.4
1,831,500	Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	1,391,940	0.3
1,594,923	DJO Finance LLC, First Lien Term Loan, 4.250%, 06/05/20	1,559,037	0.3
2,427,361	Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	1,954,026	0.4
2,250,000	Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	1,980,000	0.4
1,213,479	Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	1,199,448	0.2
1,800,713	Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	1,746,692	0.3
Principal Amount†			Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Health Care: (continued)

1,867,925			Medpace Holdings, Inc., Term Loan B, 4.750%, 04/05/21	$1,855,471	0.3
5,789,436			Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	2,402,616	0.5
1,660,147			NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	1,659,802	0.3
1,616,095			Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	1,501,958	0.3
2,468,750			Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 06/30/21	2,331,426	0.4
1,995,000			Pharmaceutical Product Development, Inc.,Term B, 4.250%, 08/18/22	1,948,243	0.4
1,234,375			Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	1,204,287	0.2
250,000			Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	241,250	0.0
2,466,413			Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	2,470,525	0.5
1,000,000			Schumacher Group, First Lien Term Loan, 5.000%, 07/31/22	990,417	0.2
EUR	248,752		Sivantos (Siemens Audiology), Term Loan B Euro, 4.250%, 01/17/22	264,242	0.0
3,084,519			Sivantos (Siemens Audiology),Term Loan B USD, 4.250%, 01/17/22	3,071,666	0.6
3,275,000			Sterigenics International LLC, Term Loan B, 4.250%, 05/08/22	3,238,156	0.6
3,843,048			Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	3,828,637	0.7
3,000,000		(1)	U.S. Renal Care, Inc., First Lien Term Loan, 5.250%, 11/17/22	2,985,000	0.6
2,473,775			Valeant Pharmaceuticals International, Inc., F1 Term Loan, 4.000%, 04/01/22	2,342,527	0.4
EUR	525,000		VWR International Inc., Euro Term Loan B, 4.000%, 01/25/22	556,422	0.1
				65,726,979	12.4

			Home Furnishings: 1.4%
3,510,651			AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	3,499,473	0.7
1,239,337			Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	1,228,493	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Home Furnishings: (continued)
1,287,369		Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	$1,277,312	0.2
1,691,500		Monitronics International, Inc., Term Loan B-1, 4.500%, 04/02/22	1,657,670	0.3
			7,662,948	1.4

		Industrial Equipment: 4.4%
2,223,735		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	1,968,006	0.4
4,826,761		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	4,706,092	0.9
EUR	670,927	CeramTec GmbH, Euro Term B-1 Loan, 4.250%, 08/30/20	711,157	0.1
EUR	204,073	CeramTec GmbH, Euro Term B-2 Loan, 4.250%, 08/30/20	216,309	0.0
1,899,881		Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	1,861,884	0.4
1,662,851		Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	1,642,065	0.3
6,854,988		Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	6,286,024	1.2
2,510,241		International Equipment Solutions, LLC, Term Loan, 7.250%, 08/16/19	2,372,178	0.4
754,137		Kenan Advantage Group, Inc.,Term Loan B, 4.000%, 07/31/22	750,366	0.1
240,544		Kenan Advantage Group, Inc.,Term Loan Canada Borrower, 4.000%, 07/31/22	239,341	0.0
886,500		SunSource, First Lien Term Loan, 4.750%, 02/15/21	857,689	0.2
598,775		VAT Holding,Term Loan B, 4.250%, 02/11/21	596,530	0.1
903,900		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	897,121	0.2
325,000		WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	320,937	0.1
			23,425,699	4.4

		Leisure Goods/Activities/Movies: 5.1%
3,950,000		24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	3,676,790	0.7
400,000		Cirque Du Soleil,Second Lien Term Loan, 9.250%, 07/07/23	392,667	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Goods/Activities/Movies: (continued)
3,577,254	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	$3,495,871	0.7
2,000,000	Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,887,500	0.3
1,747,301	Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	1,750,577	0.3
2,053	FGI Operating, Fungible Term Loan B Add On, 5.500%, 04/19/19	1,663	0.0
8,662,525	Fitness International, LLC., Term Loan B, 5.500%, 07/01/20	8,245,641	1.5
2,162,857	NEP/NCP Holdco, Inc, Second Lien, 10.000%, 07/22/20	2,049,307	0.4
3,890,156	NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.500%, 01/22/20	3,676,198	0.7
1,890,500	TWCC Holding Corporation, Extended First Lien Term Loan, 5.750%, 02/13/20	1,891,682	0.4
		27,067,896	5.1

	Lodging & Casinos: 5.4%
6,920,150	Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	6,643,344	1.3
798,000	American Casino and Entertainment Properties LLC,Term Loan, 5.000%, 07/03/22	798,998	0.1
2,000,000	Aristocrat Leisure Limited, Term Loan B, 4.750%, 10/21/21	1,998,612	0.4
2,013,525	Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	1,940,535	0.4
548,625	Eldorado Resorts, Inc.,Term Loan B, 4.250%, 07/23/22	548,625	0.1
2,561,000	Global Cash Access, Inc., Term Loan B, 6.250%, 12/18/20	2,458,560	0.5
957,263	Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	958,938	0.2
2,233,613	Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	2,237,521	0.4
550,000	Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	511,500	0.1
1,488,750	Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	1,381,514	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Lodging & Casinos: (continued)
2,891,176	Scientific Games International, Inc.,Term Loan B, 6.000%, 10/18/20	$2,692,407	0.5
2,946,082	Station Casinos LLC, Term Loan, 4.250%, 03/02/20	2,927,056	0.5
3,329,171	Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	3,316,686	0.6
		28,414,296	5.4

	Mortgage REITs: 0.7%
2,793,000	DTZ,First Lien Term Loan B, 4.250%, 11/04/21	2,755,906	0.5
1,000,000	International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	992,500	0.2
		3,748,406	0.7

	Nonferrous Metals/Minerals: 0.2%
2,069,657	Fairmount Minerals, Ltd., Tranche B-2 Term Loan, 4.500%, 09/05/19	1,145,209	0.2

	Oil & Gas: 3.0%
2,293,977	Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	2,110,459	0.4
1,150,000	Chelsea Petroleum Products I, LLC,Term Loan, 4.850%, 07/22/22	1,132,750	0.2
1,980,000	CITGO, Term Loan B, 4.500%, 07/30/21	1,942,257	0.4
1,312,482	CITGO Holding, Inc., Holdco Term Loan, 9.500%, 05/12/18	1,316,856	0.2
2,055,113	FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	619,103	0.1
6,644,400	Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	4,401,915	0.8
1,442,750	Penn Product Terminals, Term Loan, 4.750%, 04/13/22	1,348,971	0.3
1,979,950	Seventy Seven Energy Inc., Term Loan, 3.750%, 06/25/21	1,565,810	0.3
740,625	Southcross Holdings L.P., Term Loan B, 6.000%, 08/04/21	518,438	0.1
982,500	Western Refining, Inc., Term Loan, 4.250%, 11/12/20	953,843	0.2
		15,910,402	3.0

	Publishing: 3.0%
2,982,148	Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	2,943,007	0.5
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Publishing: (continued)
1,471,313		Eden Bidco Limited (Top Right Group), Term Loan B2 USD, 6.000%, 04/30/22	$1,467,634	0.3
186,329		HIBU PLC (fka Yell Group PLC), Facility A2, 5.416%, 03/03/19	377,937	0.1
EUR	16,638	HIBU PLC (fka Yell Group PLC), Spanish Facility, 0.016%, 03/03/19	–	0.0
1,251,721		McGraw Hill Global Education, Term Loan-B, 4.750%, 03/22/19	1,254,850	0.2
2,216,664		Merrill Communications, LLC,New First Lien Term Loan, 6.250%, 05/29/22	2,083,664	0.4
1,214,485		Nelson Canada, 10% Reinstated First Lien Term Loan, 0.416%, 10/01/20	971,588	0.2
2,604,304		Penton Media, Inc, First Lien, 4.750%, 09/30/19	2,594,538	0.5
1,172,505		Penton Media, Inc, Second Lien, 9.000%, 09/30/20	1,157,849	0.2
2,992,500		Tribune Company,Term Loan B, 3.750%, 12/31/20	2,983,771	0.6
			15,834,838	3.0

		Radio & Television: 2.0%
3,294,433		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	2,418,114	0.5
3,921,330		Clear Channel Communications, Inc., Term Loan E, 7.916%, 07/30/19	2,862,571	0.5
1,252,799		Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	1,252,408	0.2
812,500		Learfield Communications, Inc, Second Lien Term Loan, 8.750%, 10/08/21	806,406	0.2
1,698,747		Media General, Inc, DD Term Loan-B, 4.000%, 07/31/20	1,690,253	0.3
1,488,733		Salem Communications Corporation, Term Loan B, 4.500%, 03/14/20	1,457,098	0.3
			10,486,850	2.0

		Retailers (Except Food & Drug): 10.6%
1,361,250		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/07/21	1,336,861	0.3
3,016,658		Academy Ltd.,Term Loan, 5.000%, 07/01/22	2,879,650	0.5
EUR	2,798,333	Action Holding B.V., Term Loan B, 4.916%, 01/13/21	2,967,136	0.6
4,000,000		Ascena Retail Group, Inc.,Term Loan B, 5.250%, 08/21/22	3,573,332	0.7

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
303,030	(1)	Bass Pro Group, LLC, Term Loan B, 4.000%, 06/01/20	$284,848	0.1
4,332,297		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	4,260,545	0.8
2,350,000		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	2,263,344	0.4
1,650,000		FullBeauty Brands (F.K.A. OneStopPlus), First Lien Term Loan, 5.750%, 09/30/22	1,567,500	0.3
2,897,505		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	2,903,239	0.5
737,327		Hudson's Bay Company,Term Loan B, 4.750%, 09/30/22	736,060	0.1
3,447,500		J. Crew, Term Loan B, 4.000%, 03/01/21	2,175,159	0.4
731,307		Lands' End, Inc., Term Loan B, 4.250%, 04/04/21	660,918	0.1
1,842,646		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	1,804,258	0.3
2,116,889		Mattress Firm Holding Corp., Term Loan-B, 5.000%, 10/20/21	2,113,913	0.4
2,948,783		Men's Wearhouse, Term Loan, 4.500%, 06/18/21	2,762,027	0.5
4,841,090		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	4,544,574	0.9
2,942,165		Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	2,938,487	0.6
2,270,968		Party City Holdings Inc,Term Loan-B, 4.250%, 08/19/22	2,229,334	0.4
2,240,875		Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	1,546,204	0.3
6,462,513		PetSmart, Inc., Term Loan-B, 4.250%, 03/11/22	6,368,405	1.2
994,924		rue21 inc., Term Loan B, 5.620%, 10/10/20	830,761	0.2
2,008,733		Savers, Term Loan B, 5.000%, 07/09/19	1,637,118	0.3
924,960		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	922,647	0.2
2,650,000	(1)	Staples, Inc., Term Loan-B, 3.500%, 04/23/21	2,623,132	0.5
			55,929,452	10.6

		Steel: 0.2%
1,275,000		XPO Logistics, Term Loan B, 5.500%, 10/31/21	1,271,812	0.2

		Surface Transport: 1.4%
1,686,500		Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	1,538,931	0.3
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Surface Transport: (continued)
1,000,000		Goodpack Ltd., Second Lien Term Loan, 8.000%, 09/09/22	$867,500	0.1
1,575,000		Navistar Inc.,Term Loan B, 6.500%, 08/07/20	1,444,406	0.3
997,475		OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	992,487	0.2
775,000		Quality Distribution,First Lien Term Loan, 5.750%, 08/18/22	749,812	0.1
1,546,834		V.Group, Term Loan B, 5.000%, 06/30/21	1,535,233	0.3
510,808		Wabash National Corporation, Term Loan B, 4.250%, 03/19/22	511,447	0.1
			7,639,816	1.4

		Telecommunications: 8.3%
EUR	1,250,000	Altice International S.A.,EUR Add On, 4.500%, 07/17/22	1,312,536	0.3
3,282,226		Aricent Group, First Lien Term Loan, 5.500%, 04/14/21	3,167,348	0.6
2,300,890		Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	2,186,421	0.4
1,750,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	1,545,469	0.3
2,045,704		Asurion, LLC,Incremental Tranche B-4 Term Loan, 5.000%, 07/31/22	1,905,062	0.4
2,897,589		Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	2,493,375	0.5
5,141,615		Avaya Inc., Term B-7 Loan, 6.250%, 05/29/20	3,918,337	0.7
1,250,000		CommScope, Inc., Tranche 5 Term Loan, 3.750%, 12/29/22	1,237,500	0.2
6,084,750		Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/24/22	5,693,993	1.1
1,689,187		Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	1,683,275	0.3
4,116,290		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	3,349,631	0.6
850,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	669,375	0.1
572,416		Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	571,189	0.1
2,987,749		Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.500%, 05/31/22	2,966,461	0.6

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Telecommunications: (continued)
1,994,898		Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/11/20	$1,962,158	0.4
225,000		Securus Technologies, Inc., Incremental Term Loan B-2, 5.250%, 04/30/20	182,813	0.0
1,911,005		Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,552,692	0.3
1,775,000		T-Mobile USA, Inc., Term Loan B, 3.500%, 11/09/22	1,779,107	0.3
3,929,053		U.S. Telepacific Corp, Term Loan B, 6.000%, 11/21/20	3,883,213	0.7
1,864,057		XO Communications, First Lien Term Loan, 4.250%, 03/19/21	1,843,960	0.4
			43,903,915	8.3

			Utilities: 2.6%
1,205,885		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	1,207,392	0.2
1,000,000		(1) Calpine Corp, Term Loan B-6, 4.000%, 01/15/23	990,000	0.2
1,030,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/11/16	1,028,229	0.2
2,967,020		La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	2,863,174	0.6
1,645,875		Longview Power, LLC, Term Loan, 7.000%, 04/15/21	1,604,728	0.3
1,736,875		Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	1,730,362	0.3
1,979,798		TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,859,361	0.4
2,243,457		TPF II Power, LLC, Term Loan, 5.500%, 09/30/21	2,227,800	0.4
			13,511,046	2.6

		Total Senior Loans
		(Cost $740,567,329)	702,688,533	132.6

OTHER CORPORATE DEBT: 0.1%
			Health Care: 0.1%
EUR	299,250	ConvaTec, EUR Term Loan, 4.250%, 06/15/20	316,285	0.1

			Publishing: –%
645,834		& HIBU PLC (fka Yell Group PLC), Facility B2, 0.416%, 03/03/24	–	0.0

		Total Other Corporate Debt
		(Cost $715,023)	316,285	0.1
Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.7%
231	@	AR Broadcasting (Warrants)	$–	0.0
888,534	@,R	Ascend Media (Residual Interest)	–	0.0
2,609		Caribe Media Inc.	–	0.0
89,600	@	Cengage Learning	2,105,600	0.4
246,734	@	Eagle Topco 2013 Limited	–	0.0
42,798	@	Everyware Global, Inc.	326,335	0.0
8	@	Faith Media Holdings, Inc. (Residual Interest)	–	0.0
845,005	@	Fontainebleau Las Vegas, LLC (Delayed Draw Term Loan-Residual Interest)	–	0.0
1,690,010	@	Fontainebleau Las Vegas, LLC (Term Loan B-Residual Interest)	–	0.0
156,376	@	Longview Power, LLC	1,446,478	0.3
206,462	@	Nelson Education	–	0.0
106,702	@	Northeast Biofuels (Residual Interest)	–	0.0
	Total Equities and Other Assets
	(Cost $5,152,419)		3,878,413	0.7

	Total Investments (Cost $746,434,771)		$706,883,231	133.4
	Liabilities in Excess of Other Assets		(176,918,530)	(33.4)
	Net Assets		$529,964,701	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
&	Payment-in-kind
R	Restricted Security
(1)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

EUR	EU Euro

Cost for federal income tax purposes is $746,434,771.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,168,037
Gross Unrealized Depreciation	(40,719,577)

Net Unrealized Depreciation	$(39,551,540)

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Equities and Other Assets	$2,431,935	$1,446,478	$–	$3,878,413
Other Corporate Debt	–	316,285	–	316,285
Senior Loans	–	702,688,533	–	702,688,533
Total Investments, at fair value	$2,431,935	$704,451,296	$–	$706,883,231
Other Financial Instruments+
Forward Foreign Currency Contracts	–	147,045	–	147,045
Total Assets	$2,431,935	$704,598,341	$–	$707,030,276
Liabilities Table
Other Financial Instruments+
Unfunded commitments	$–	$(527)	$–	$(527)
Total Liabilities	$–	$(527)	$–	$(527)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2015, the following forward foreign currency contracts were outstanding for the Voya Senior Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	EU Euro	19,760,000	Sell	12/22/15	$21,036,911	$20,889,866	$147,045
							$147,045

The following unfunded commitments were outstanding as of November 30, 2015:

Borrower	Principal Amount	Fair Value	Unrealized Appreciation/(Depreciation)
Kenan Advantage Group, Inc.	$105,319	$(527)	$(527)

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2015 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments
Asset Derivatives

Foreign exchange contracts	Forward foreign currency contracts	$147,045
Total Asset Derivatives		$147,045

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2015:

State Street Bank
Assets:
Forward foreign currency contracts	$147,045
Total Assets	$147,045

Net OTC derivative instruments by counterparty, at fair value	$147,045

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$147,045

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 22, 2016